Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Computers Equipment And Software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computers Equipment And Software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	Shorter of asset's useful life or remaining term of lease